Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000085093 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	11.80%
C000085093 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	6.50%
C000085093 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085093 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000085093 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085093 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085093 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085093 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085093 | IssuerShopify, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085093 | IssuerMedline, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085093 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.50%
C000085093 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.20%
C000085093 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000085093 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000085093 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000085093 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.30%
C000085093 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.20%
C000085093 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.30%
C000155898 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	11.80%
C000155898 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	6.50%
C000155898 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000155898 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155898 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155898 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155898 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155898 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155898 | IssuerShopify, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155898 | IssuerMedline, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155898 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.50%
C000155898 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.20%
C000155898 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000155898 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000155898 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000155898 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.30%
C000155898 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.20%
C000155898 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.30%
C000085091 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	11.80%
C000085091 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	6.50%
C000085091 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085091 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000085091 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085091 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085091 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085091 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085091 | IssuerShopify, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085091 | IssuerMedline, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085091 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.50%
C000085091 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.20%
C000085091 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000085091 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000085091 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000085091 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.30%
C000085091 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.20%
C000085091 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.30%
C000085092 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	11.80%
C000085092 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	6.50%
C000085092 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000085092 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000085092 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085092 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085092 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085092 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085092 | IssuerShopify, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085092 | IssuerMedline, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085092 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.50%
C000085092 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.20%
C000085092 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000085092 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000085092 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000085092 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.30%
C000085092 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.20%
C000085092 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.30%
C000126919 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	11.80%
C000126919 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	6.50%
C000126919 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000126919 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000126919 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000126919 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000126919 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126919 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126919 | IssuerShopify, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126919 | IssuerMedline, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000126919 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.50%
C000126919 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.20%
C000126919 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000126919 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000126919 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000126919 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.30%
C000126919 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.20%
C000126919 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.30%
C000163121 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	10.70%
C000163121 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000163121 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000163121 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000163121 | IssuerMakeMyTrip Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000163121 | IssuerICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000163121 | IssuerBaidu, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000163121 | IssuerTrip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163121 | IssuerCoupang, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163121 | IssuerContemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000163121 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	0.90%
C000163121 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163121 | United States
Holdings [Line Items]
Percent of Total Investments	6.10%
C000163121 | Taiwan
Holdings [Line Items]
Percent of Total Investments	16.40%
C000163121 | India
Holdings [Line Items]
Percent of Total Investments	21.20%
C000163121 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	26.30%
C000163121 | China
Holdings [Line Items]
Percent of Total Investments	27.20%
C000163122 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	10.70%
C000163122 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000163122 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000163122 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000163122 | IssuerMakeMyTrip Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000163122 | IssuerICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000163122 | IssuerBaidu, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000163122 | IssuerTrip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163122 | IssuerCoupang, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163122 | IssuerContemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000163122 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	0.90%
C000163122 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163122 | United States
Holdings [Line Items]
Percent of Total Investments	6.10%
C000163122 | Taiwan
Holdings [Line Items]
Percent of Total Investments	16.40%
C000163122 | India
Holdings [Line Items]
Percent of Total Investments	21.20%
C000163122 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	26.30%
C000163122 | China
Holdings [Line Items]
Percent of Total Investments	27.20%
C000163120 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	10.70%
C000163120 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000163120 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000163120 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000163120 | IssuerMakeMyTrip Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000163120 | IssuerICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000163120 | IssuerBaidu, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000163120 | IssuerTrip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163120 | IssuerCoupang, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163120 | IssuerContemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000163120 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	0.90%
C000163120 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163120 | United States
Holdings [Line Items]
Percent of Total Investments	6.10%
C000163120 | Taiwan
Holdings [Line Items]
Percent of Total Investments	16.40%
C000163120 | India
Holdings [Line Items]
Percent of Total Investments	21.20%
C000163120 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	26.30%
C000163120 | China
Holdings [Line Items]
Percent of Total Investments	27.20%
C000163123 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	10.70%
C000163123 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000163123 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000163123 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000163123 | IssuerMakeMyTrip Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000163123 | IssuerICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000163123 | IssuerBaidu, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000163123 | IssuerTrip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163123 | IssuerCoupang, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163123 | IssuerContemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000163123 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	0.90%
C000163123 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163123 | United States
Holdings [Line Items]
Percent of Total Investments	6.10%
C000163123 | Taiwan
Holdings [Line Items]
Percent of Total Investments	16.40%
C000163123 | India
Holdings [Line Items]
Percent of Total Investments	21.20%
C000163123 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	26.30%
C000163123 | China
Holdings [Line Items]
Percent of Total Investments	27.20%
C000216355 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000216355 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000216355 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	11.40%
C000216355 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000216355 | IssuerMakeMyTrip Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000216355 | IssuerICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000216355 | IssuerBaidu, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000216355 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216355 | IssuerNU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000216355 | IssuerEternal Ltd.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000216355 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.50%
C000216355 | United States
Holdings [Line Items]
Percent of Total Investments	7.30%
C000216355 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.10%
C000216355 | India
Holdings [Line Items]
Percent of Total Investments	19.30%
C000216355 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	29.90%
C000216355 | China
Holdings [Line Items]
Percent of Total Investments	22.30%
C000216355 | Poland
Holdings [Line Items]
Percent of Total Investments	1.10%
C000216355 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.50%
C000216357 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000216357 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000216357 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	11.40%
C000216357 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000216357 | IssuerMakeMyTrip Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000216357 | IssuerICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000216357 | IssuerBaidu, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000216357 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216357 | IssuerNU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000216357 | IssuerEternal Ltd.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000216357 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.50%
C000216357 | United States
Holdings [Line Items]
Percent of Total Investments	7.30%
C000216357 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.10%
C000216357 | India
Holdings [Line Items]
Percent of Total Investments	19.30%
C000216357 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	29.90%
C000216357 | China
Holdings [Line Items]
Percent of Total Investments	22.30%
C000216357 | Poland
Holdings [Line Items]
Percent of Total Investments	1.10%
C000216357 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.50%
C000216354 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000216354 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000216354 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	11.40%
C000216354 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000216354 | IssuerMakeMyTrip Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000216354 | IssuerICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000216354 | IssuerBaidu, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000216354 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216354 | IssuerNU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000216354 | IssuerEternal Ltd.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000216354 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.50%
C000216354 | United States
Holdings [Line Items]
Percent of Total Investments	7.30%
C000216354 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.10%
C000216354 | India
Holdings [Line Items]
Percent of Total Investments	19.30%
C000216354 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	29.90%
C000216354 | China
Holdings [Line Items]
Percent of Total Investments	22.30%
C000216354 | Poland
Holdings [Line Items]
Percent of Total Investments	1.10%
C000216354 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.50%
C000216356 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000216356 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000216356 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	11.40%
C000216356 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000216356 | IssuerMakeMyTrip Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000216356 | IssuerICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000216356 | IssuerBaidu, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000216356 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216356 | IssuerNU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000216356 | IssuerEternal Ltd.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000216356 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.50%
C000216356 | United States
Holdings [Line Items]
Percent of Total Investments	7.30%
C000216356 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.10%
C000216356 | India
Holdings [Line Items]
Percent of Total Investments	19.30%
C000216356 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	29.90%
C000216356 | China
Holdings [Line Items]
Percent of Total Investments	22.30%
C000216356 | Poland
Holdings [Line Items]
Percent of Total Investments	1.10%
C000216356 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.50%
C000149048 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000149048 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	14.70%
C000149048 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149048 | IssuerICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000149048 | IssuerDelta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000149048 | IssuerNAURA Technology Group Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000149048 | IssuerSea Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000149048 | IssuerTencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000149048 | IssuerCredicorp Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000149048 | IssuerOUTsurance Group Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000149048 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	5.60%
C000149048 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.90%
C000149048 | United States
Holdings [Line Items]
Percent of Total Investments	6.30%
C000149048 | Taiwan
Holdings [Line Items]
Percent of Total Investments	22.20%
C000149048 | India
Holdings [Line Items]
Percent of Total Investments	14.10%
C000149048 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	17.70%
C000149048 | China
Holdings [Line Items]
Percent of Total Investments	13.60%
C000149048 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.20%
C000149048 | Peru
Holdings [Line Items]
Percent of Total Investments	2.60%
C000149048 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.00%
C000149048 | South Africa
Holdings [Line Items]
Percent of Total Investments	6.80%
C000155912 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000155912 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	14.70%
C000155912 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155912 | IssuerICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155912 | IssuerDelta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155912 | IssuerNAURA Technology Group Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155912 | IssuerSea Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155912 | IssuerTencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000155912 | IssuerCredicorp Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155912 | IssuerOUTsurance Group Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155912 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	5.60%
C000155912 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155912 | United States
Holdings [Line Items]
Percent of Total Investments	6.30%
C000155912 | Taiwan
Holdings [Line Items]
Percent of Total Investments	22.20%
C000155912 | India
Holdings [Line Items]
Percent of Total Investments	14.10%
C000155912 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	17.70%
C000155912 | China
Holdings [Line Items]
Percent of Total Investments	13.60%
C000155912 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155912 | Peru
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155912 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155912 | South Africa
Holdings [Line Items]
Percent of Total Investments	6.80%
C000149047 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000149047 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	14.70%
C000149047 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149047 | IssuerICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000149047 | IssuerDelta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000149047 | IssuerNAURA Technology Group Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000149047 | IssuerSea Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000149047 | IssuerTencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000149047 | IssuerCredicorp Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000149047 | IssuerOUTsurance Group Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000149047 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	5.60%
C000149047 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.90%
C000149047 | United States
Holdings [Line Items]
Percent of Total Investments	6.30%
C000149047 | Taiwan
Holdings [Line Items]
Percent of Total Investments	22.20%
C000149047 | India
Holdings [Line Items]
Percent of Total Investments	14.10%
C000149047 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	17.70%
C000149047 | China
Holdings [Line Items]
Percent of Total Investments	13.60%
C000149047 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.20%
C000149047 | Peru
Holdings [Line Items]
Percent of Total Investments	2.60%
C000149047 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.00%
C000149047 | South Africa
Holdings [Line Items]
Percent of Total Investments	6.80%
C000226932 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000226932 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	14.70%
C000226932 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000226932 | IssuerICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000226932 | IssuerDelta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000226932 | IssuerNAURA Technology Group Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000226932 | IssuerSea Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000226932 | IssuerTencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000226932 | IssuerCredicorp Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000226932 | IssuerOUTsurance Group Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000226932 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	5.60%
C000226932 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.90%
C000226932 | United States
Holdings [Line Items]
Percent of Total Investments	6.30%
C000226932 | Taiwan
Holdings [Line Items]
Percent of Total Investments	22.20%
C000226932 | India
Holdings [Line Items]
Percent of Total Investments	14.10%
C000226932 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	17.70%
C000226932 | China
Holdings [Line Items]
Percent of Total Investments	13.60%
C000226932 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.20%
C000226932 | Peru
Holdings [Line Items]
Percent of Total Investments	2.60%
C000226932 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.00%
C000226932 | South Africa
Holdings [Line Items]
Percent of Total Investments	6.80%
C000149050 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000149050 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	14.70%
C000149050 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149050 | IssuerICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000149050 | IssuerDelta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000149050 | IssuerNAURA Technology Group Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000149050 | IssuerSea Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000149050 | IssuerTencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000149050 | IssuerCredicorp Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000149050 | IssuerOUTsurance Group Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000149050 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	5.60%
C000149050 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.90%
C000149050 | United States
Holdings [Line Items]
Percent of Total Investments	6.30%
C000149050 | Taiwan
Holdings [Line Items]
Percent of Total Investments	22.20%
C000149050 | India
Holdings [Line Items]
Percent of Total Investments	14.10%
C000149050 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	17.70%
C000149050 | China
Holdings [Line Items]
Percent of Total Investments	13.60%
C000149050 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.20%
C000149050 | Peru
Holdings [Line Items]
Percent of Total Investments	2.60%
C000149050 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.00%
C000149050 | South Africa
Holdings [Line Items]
Percent of Total Investments	6.80%
C000007747 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007747 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	15.30%
C000007747 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007747 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007747 | IssuerDelta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007747 | IssuerTencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007747 | IssuerSK Square Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007747 | IssuerUnimicron Technology Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007747 | IssuerAlibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007747 | IssuerHon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007747 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007747 | United States
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007747 | Taiwan
Holdings [Line Items]
Percent of Total Investments	29.20%
C000007747 | India
Holdings [Line Items]
Percent of Total Investments	12.10%
C000007747 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	24.30%
C000007747 | China
Holdings [Line Items]
Percent of Total Investments	13.10%
C000007747 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007747 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007747 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007747 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007747 | Hungary
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155890 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155890 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	15.30%
C000155890 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	12.40%
C000155890 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155890 | IssuerDelta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155890 | IssuerTencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155890 | IssuerSK Square Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155890 | IssuerUnimicron Technology Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000155890 | IssuerAlibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000155890 | IssuerHon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000155890 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155890 | United States
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155890 | Taiwan
Holdings [Line Items]
Percent of Total Investments	29.20%
C000155890 | India
Holdings [Line Items]
Percent of Total Investments	12.10%
C000155890 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	24.30%
C000155890 | China
Holdings [Line Items]
Percent of Total Investments	13.10%
C000155890 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000155890 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155890 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.30%
C000155890 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155890 | Hungary
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007746 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007746 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	15.30%
C000007746 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007746 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007746 | IssuerDelta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007746 | IssuerTencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007746 | IssuerSK Square Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007746 | IssuerUnimicron Technology Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007746 | IssuerAlibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007746 | IssuerHon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007746 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007746 | United States
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007746 | Taiwan
Holdings [Line Items]
Percent of Total Investments	29.20%
C000007746 | India
Holdings [Line Items]
Percent of Total Investments	12.10%
C000007746 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	24.30%
C000007746 | China
Holdings [Line Items]
Percent of Total Investments	13.10%
C000007746 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007746 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007746 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007746 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007746 | Hungary
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198815 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000198815 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	15.30%
C000198815 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	12.40%
C000198815 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198815 | IssuerDelta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000198815 | IssuerTencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000198815 | IssuerSK Square Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000198815 | IssuerUnimicron Technology Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198815 | IssuerAlibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198815 | IssuerHon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198815 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	4.10%
C000198815 | United States
Holdings [Line Items]
Percent of Total Investments	2.00%
C000198815 | Taiwan
Holdings [Line Items]
Percent of Total Investments	29.20%
C000198815 | India
Holdings [Line Items]
Percent of Total Investments	12.10%
C000198815 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	24.30%
C000198815 | China
Holdings [Line Items]
Percent of Total Investments	13.10%
C000198815 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198815 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000198815 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.30%
C000198815 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.30%
C000198815 | Hungary
Holdings [Line Items]
Percent of Total Investments	1.50%
C000113803 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000113803 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	15.30%
C000113803 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	12.40%
C000113803 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000113803 | IssuerDelta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000113803 | IssuerTencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000113803 | IssuerSK Square Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000113803 | IssuerUnimicron Technology Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000113803 | IssuerAlibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000113803 | IssuerHon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000113803 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	4.10%
C000113803 | United States
Holdings [Line Items]
Percent of Total Investments	2.00%
C000113803 | Taiwan
Holdings [Line Items]
Percent of Total Investments	29.20%
C000113803 | India
Holdings [Line Items]
Percent of Total Investments	12.10%
C000113803 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	24.30%
C000113803 | China
Holdings [Line Items]
Percent of Total Investments	13.10%
C000113803 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000113803 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000113803 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.30%
C000113803 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.30%
C000113803 | Hungary
Holdings [Line Items]
Percent of Total Investments	1.50%
C000126912 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000126912 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	15.30%
C000126912 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	12.40%
C000126912 | IssuerMediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000126912 | IssuerDelta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000126912 | IssuerTencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000126912 | IssuerSK Square Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000126912 | IssuerUnimicron Technology Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000126912 | IssuerAlibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000126912 | IssuerHon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000126912 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	4.10%
C000126912 | United States
Holdings [Line Items]
Percent of Total Investments	2.00%
C000126912 | Taiwan
Holdings [Line Items]
Percent of Total Investments	29.20%
C000126912 | India
Holdings [Line Items]
Percent of Total Investments	12.10%
C000126912 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	24.30%
C000126912 | China
Holdings [Line Items]
Percent of Total Investments	13.10%
C000126912 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000126912 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000126912 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.30%
C000126912 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.30%
C000126912 | Hungary
Holdings [Line Items]
Percent of Total Investments	1.50%
C000169209 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.70%
C000169209 | IssuerNVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	11.30%
C000169209 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000169209 | IssuerEli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169209 | IssuerRolls-Royce Holdings PLC
Holdings [Line Items]
Percent of Total Investments	6.80%
C000169209 | IssuerMizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000169209 | IssuerBanco Santander SA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169209 | IssuerDell Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169209 | IssuerJPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169209 | IssuerStandard Chartered PLC
Holdings [Line Items]
Percent of Total Investments	4.50%
C000169209 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000169209 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169209 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.30%
C000169209 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.30%
C000169209 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.50%
C000169209 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169209 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169209 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.20%
C000169209 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169209 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169209 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169210 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.70%
C000169210 | IssuerNVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	11.30%
C000169210 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000169210 | IssuerEli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169210 | IssuerRolls-Royce Holdings PLC
Holdings [Line Items]
Percent of Total Investments	6.80%
C000169210 | IssuerMizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000169210 | IssuerBanco Santander SA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169210 | IssuerDell Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169210 | IssuerJPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169210 | IssuerStandard Chartered PLC
Holdings [Line Items]
Percent of Total Investments	4.50%
C000169210 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000169210 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169210 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.30%
C000169210 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.30%
C000169210 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.50%
C000169210 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169210 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169210 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.20%
C000169210 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169210 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169210 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169208 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.70%
C000169208 | IssuerNVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	11.30%
C000169208 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000169208 | IssuerEli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169208 | IssuerRolls-Royce Holdings PLC
Holdings [Line Items]
Percent of Total Investments	6.80%
C000169208 | IssuerMizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000169208 | IssuerBanco Santander SA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169208 | IssuerDell Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169208 | IssuerJPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169208 | IssuerStandard Chartered PLC
Holdings [Line Items]
Percent of Total Investments	4.50%
C000169208 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000169208 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169208 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.30%
C000169208 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.30%
C000169208 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.50%
C000169208 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169208 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169208 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.20%
C000169208 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169208 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169208 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169211 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.70%
C000169211 | IssuerNVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	11.30%
C000169211 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000169211 | IssuerEli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169211 | IssuerRolls-Royce Holdings PLC
Holdings [Line Items]
Percent of Total Investments	6.80%
C000169211 | IssuerMizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000169211 | IssuerBanco Santander SA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169211 | IssuerDell Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000169211 | IssuerJPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169211 | IssuerStandard Chartered PLC
Holdings [Line Items]
Percent of Total Investments	4.50%
C000169211 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000169211 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169211 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.30%
C000169211 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.30%
C000169211 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.50%
C000169211 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169211 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169211 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.20%
C000169211 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169211 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169211 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169213 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000169213 | IssuerNVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000169213 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000169213 | IssuerRolls-Royce Holdings PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169213 | IssuerBanco Santander SA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000169213 | IssuerJPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169213 | IssuerApple, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000169213 | IssuerSumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169213 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169213 | IssuerTJX Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169213 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.20%
C000169213 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169213 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	25.80%
C000169213 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.80%
C000169213 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000169213 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000169213 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.70%
C000169213 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.00%
C000169213 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169213 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000169213 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169214 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000169214 | IssuerNVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000169214 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000169214 | IssuerRolls-Royce Holdings PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169214 | IssuerBanco Santander SA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000169214 | IssuerJPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169214 | IssuerApple, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000169214 | IssuerSumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169214 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169214 | IssuerTJX Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169214 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.20%
C000169214 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169214 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	25.80%
C000169214 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.80%
C000169214 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000169214 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000169214 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.70%
C000169214 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.00%
C000169214 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169214 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000169214 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169212 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000169212 | IssuerNVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000169212 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000169212 | IssuerRolls-Royce Holdings PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169212 | IssuerBanco Santander SA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000169212 | IssuerJPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169212 | IssuerApple, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000169212 | IssuerSumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169212 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169212 | IssuerTJX Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169212 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.20%
C000169212 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169212 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	25.80%
C000169212 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.80%
C000169212 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000169212 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000169212 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.70%
C000169212 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.00%
C000169212 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169212 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000169212 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169215 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000169215 | IssuerNVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000169215 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000169215 | IssuerRolls-Royce Holdings PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169215 | IssuerBanco Santander SA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000169215 | IssuerJPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169215 | IssuerApple, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000169215 | IssuerSumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000169215 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169215 | IssuerTJX Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169215 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.20%
C000169215 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169215 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	25.80%
C000169215 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.80%
C000169215 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000169215 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000169215 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.70%
C000169215 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.00%
C000169215 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169215 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000169215 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204518 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000204518 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000204518 | IssuerVictoria PLC
Holdings [Line Items]
Percent of Total Investments	18.50%
C000204518 | IssuerArbutus Biopharma Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000204518 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000204518 | IssuerImmunovant, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204518 | IssuerFloor & Decor Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204518 | IssuerTeleflex, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000204518 | IssuerDraftKings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204518 | IssuerCalumet, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204518 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000204518 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204518 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204518 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000204518 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000204518 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	38.30%
C000204518 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	29.90%
C000204518 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204518 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204518 | SectorDomestic Specialty
Holdings [Line Items]
Percent of Total Investments	2.10%
C000204519 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000204519 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000204519 | IssuerVictoria PLC
Holdings [Line Items]
Percent of Total Investments	18.50%
C000204519 | IssuerArbutus Biopharma Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000204519 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000204519 | IssuerImmunovant, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204519 | IssuerFloor & Decor Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204519 | IssuerTeleflex, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000204519 | IssuerDraftKings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204519 | IssuerCalumet, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204519 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000204519 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204519 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204519 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000204519 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000204519 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	38.30%
C000204519 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	29.90%
C000204519 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204519 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204519 | SectorDomestic Specialty
Holdings [Line Items]
Percent of Total Investments	2.10%
C000204520 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000204520 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000204520 | IssuerVictoria PLC
Holdings [Line Items]
Percent of Total Investments	18.50%
C000204520 | IssuerArbutus Biopharma Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000204520 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000204520 | IssuerImmunovant, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204520 | IssuerFloor & Decor Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204520 | IssuerTeleflex, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000204520 | IssuerDraftKings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204520 | IssuerCalumet, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204520 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000204520 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204520 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204520 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000204520 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000204520 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	38.30%
C000204520 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	29.90%
C000204520 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204520 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204520 | SectorDomestic Specialty
Holdings [Line Items]
Percent of Total Investments	2.10%
C000204517 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000204517 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000204517 | IssuerVictoria PLC
Holdings [Line Items]
Percent of Total Investments	18.50%
C000204517 | IssuerArbutus Biopharma Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000204517 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000204517 | IssuerImmunovant, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204517 | IssuerFloor & Decor Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204517 | IssuerTeleflex, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000204517 | IssuerDraftKings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204517 | IssuerCalumet, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204517 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000204517 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204517 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204517 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000204517 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000204517 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	38.30%
C000204517 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	29.90%
C000204517 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204517 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204517 | SectorDomestic Specialty
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007755 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007755 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007755 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007755 | IssuerVisa, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007755 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007755 | IssuerCoca-Cola Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007755 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007755 | IssuerAon PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007755 | IssuerNetflix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007755 | IssuerFerrari NV
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007755 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	15.00%
C000007755 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007755 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000007755 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000007755 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000007755 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.80%
C000007755 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.70%
C000007755 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000155893 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000155893 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000155893 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155893 | IssuerVisa, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000155893 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155893 | IssuerCoca-Cola Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155893 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155893 | IssuerAon PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155893 | IssuerNetflix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155893 | IssuerFerrari NV
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155893 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	15.00%
C000155893 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155893 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000155893 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000155893 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000155893 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.80%
C000155893 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.70%
C000155893 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000007754 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007754 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007754 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007754 | IssuerVisa, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007754 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007754 | IssuerCoca-Cola Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007754 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007754 | IssuerAon PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007754 | IssuerNetflix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007754 | IssuerFerrari NV
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007754 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	15.00%
C000007754 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007754 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000007754 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000007754 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000007754 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.80%
C000007754 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.70%
C000007754 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000113809 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000113809 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000113809 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000113809 | IssuerVisa, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000113809 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000113809 | IssuerCoca-Cola Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000113809 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000113809 | IssuerAon PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000113809 | IssuerNetflix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000113809 | IssuerFerrari NV
Holdings [Line Items]
Percent of Total Investments	3.50%
C000113809 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	15.00%
C000113809 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000113809 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000113809 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000113809 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000113809 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.80%
C000113809 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.70%
C000113809 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000156276 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000156276 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000156276 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000156276 | IssuerVisa, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000156276 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000156276 | IssuerCoca-Cola Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000156276 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000156276 | IssuerAon PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000156276 | IssuerNetflix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000156276 | IssuerFerrari NV
Holdings [Line Items]
Percent of Total Investments	3.50%
C000156276 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	15.00%
C000156276 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000156276 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000156276 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000156276 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000156276 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.80%
C000156276 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.70%
C000156276 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000094893 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.40%
C000094893 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	8.90%
C000094893 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094893 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000094893 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094893 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000094893 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000094893 | IssuerShopify, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000094893 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000094893 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000094893 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.10%
C000094893 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.20%
C000094893 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000094893 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.90%
C000094893 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000094893 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.60%
C000094893 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.70%
C000094893 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.00%
C000094893 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155902 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.40%
C000155902 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	8.90%
C000155902 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155902 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155902 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155902 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000155902 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000155902 | IssuerShopify, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155902 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155902 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155902 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.10%
C000155902 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.20%
C000155902 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000155902 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.90%
C000155902 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155902 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.60%
C000155902 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.70%
C000155902 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.00%
C000155902 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000094891 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.40%
C000094891 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	8.90%
C000094891 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094891 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000094891 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094891 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000094891 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000094891 | IssuerShopify, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000094891 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000094891 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000094891 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.10%
C000094891 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.20%
C000094891 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000094891 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.90%
C000094891 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000094891 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.60%
C000094891 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.70%
C000094891 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.00%
C000094891 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000094892 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.40%
C000094892 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	8.90%
C000094892 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094892 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000094892 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094892 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000094892 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000094892 | IssuerShopify, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000094892 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000094892 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000094892 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.10%
C000094892 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.20%
C000094892 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000094892 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.90%
C000094892 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000094892 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.60%
C000094892 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.70%
C000094892 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.00%
C000094892 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228507 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.40%
C000228507 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	8.90%
C000228507 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000228507 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000228507 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000228507 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000228507 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000228507 | IssuerShopify, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000228507 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000228507 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228507 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.10%
C000228507 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228507 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000228507 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.90%
C000228507 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228507 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.60%
C000228507 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.70%
C000228507 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.00%
C000228507 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000085100 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000085100 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000085100 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000085100 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085100 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000085100 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	5.60%
C000085100 | IssuerMeta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000085100 | IssuerUber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085100 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000085100 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085100 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000085100 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000085100 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	18.50%
C000085100 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000085100 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	23.80%
C000085100 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.70%
C000155900 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155900 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000155900 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000155900 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155900 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155900 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	5.60%
C000155900 | IssuerMeta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155900 | IssuerUber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155900 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155900 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155900 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155900 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000155900 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	18.50%
C000155900 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000155900 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	23.80%
C000155900 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.70%
C000085098 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000085098 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000085098 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000085098 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085098 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000085098 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	5.60%
C000085098 | IssuerMeta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000085098 | IssuerUber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085098 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000085098 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085098 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000085098 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000085098 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	18.50%
C000085098 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000085098 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	23.80%
C000085098 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.70%
C000198822 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000198822 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000198822 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000198822 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000198822 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000198822 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	5.60%
C000198822 | IssuerMeta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000198822 | IssuerUber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000198822 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000198822 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000198822 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000198822 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000198822 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	18.50%
C000198822 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000198822 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	23.80%
C000198822 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.70%
C000085099 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000085099 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000085099 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000085099 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085099 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000085099 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	5.60%
C000085099 | IssuerMeta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000085099 | IssuerUber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000085099 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000085099 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085099 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000085099 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000085099 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	18.50%
C000085099 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000085099 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	23.80%
C000085099 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.70%
C000126921 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000126921 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000126921 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000126921 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126921 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000126921 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	5.60%
C000126921 | IssuerMeta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000126921 | IssuerUber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126921 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000126921 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000126921 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126921 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000126921 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	18.50%
C000126921 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000126921 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	23.80%
C000126921 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.70%
C000211166 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.30%
C000211166 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	8.60%
C000211166 | IssuerMedline, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000211166 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211166 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211166 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000211166 | IssuerCanadian National Railway Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211166 | IssuerEurofins Scientific SE
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211166 | IssuerCore & Main, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211166 | IssuerMadison Air Solutions Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211166 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211166 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211166 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000211166 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.90%
C000211166 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000211166 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.30%
C000211166 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	17.50%
C000211166 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.80%
C000211166 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.20%
C000211166 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000211166 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000211167 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.30%
C000211167 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	8.60%
C000211167 | IssuerMedline, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000211167 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211167 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211167 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000211167 | IssuerCanadian National Railway Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211167 | IssuerEurofins Scientific SE
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211167 | IssuerCore & Main, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211167 | IssuerMadison Air Solutions Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211167 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211167 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211167 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000211167 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.90%
C000211167 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000211167 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.30%
C000211167 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	17.50%
C000211167 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.80%
C000211167 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.20%
C000211167 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000211167 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000211168 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.30%
C000211168 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	8.60%
C000211168 | IssuerMedline, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000211168 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211168 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211168 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000211168 | IssuerCanadian National Railway Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211168 | IssuerEurofins Scientific SE
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211168 | IssuerCore & Main, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211168 | IssuerMadison Air Solutions Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211168 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211168 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211168 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000211168 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.90%
C000211168 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000211168 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.30%
C000211168 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	17.50%
C000211168 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.80%
C000211168 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.20%
C000211168 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000211168 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000211165 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.30%
C000211165 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	8.60%
C000211165 | IssuerMedline, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000211165 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211165 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211165 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000211165 | IssuerCanadian National Railway Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211165 | IssuerEurofins Scientific SE
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211165 | IssuerCore & Main, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211165 | IssuerMadison Air Solutions Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211165 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211165 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211165 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000211165 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.90%
C000211165 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000211165 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.30%
C000211165 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	17.50%
C000211165 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.80%
C000211165 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.20%
C000211165 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000211165 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000129961 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000129961 | IssuerNAURA Technology Group Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000129961 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000129961 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129961 | IssuerVisa, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000129961 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129961 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.20%
C000129961 | IssuerBroadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129961 | IssuerDiploma PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129961 | IssuerMonster Beverage Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129961 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.50%
C000129961 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000129961 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000129961 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.00%
C000129961 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.20%
C000129961 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.10%
C000129961 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.70%
C000129961 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.00%
C000155911 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000155911 | IssuerNAURA Technology Group Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000155911 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155911 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155911 | IssuerVisa, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155911 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155911 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155911 | IssuerBroadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155911 | IssuerDiploma PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155911 | IssuerMonster Beverage Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155911 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.50%
C000155911 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155911 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000155911 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.00%
C000155911 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.20%
C000155911 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.10%
C000155911 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.70%
C000155911 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.00%
C000129960 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000129960 | IssuerNAURA Technology Group Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000129960 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000129960 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129960 | IssuerVisa, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000129960 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129960 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.20%
C000129960 | IssuerBroadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129960 | IssuerDiploma PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129960 | IssuerMonster Beverage Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129960 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.50%
C000129960 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000129960 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000129960 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.00%
C000129960 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.20%
C000129960 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.10%
C000129960 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.70%
C000129960 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.00%
C000129962 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000129962 | IssuerNAURA Technology Group Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000129962 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000129962 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129962 | IssuerVisa, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000129962 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129962 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.20%
C000129962 | IssuerBroadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129962 | IssuerDiploma PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129962 | IssuerMonster Beverage Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129962 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.50%
C000129962 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000129962 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000129962 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.00%
C000129962 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.20%
C000129962 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.10%
C000129962 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.70%
C000129962 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.00%
C000129963 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000129963 | IssuerNAURA Technology Group Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000129963 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000129963 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129963 | IssuerVisa, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000129963 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129963 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.20%
C000129963 | IssuerBroadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129963 | IssuerDiploma PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129963 | IssuerMonster Beverage Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129963 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.50%
C000129963 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000129963 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000129963 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.00%
C000129963 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.20%
C000129963 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.10%
C000129963 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.70%
C000129963 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.00%
C000007751 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.40%
C000007751 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007751 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007751 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007751 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007751 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007751 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007751 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007751 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007751 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007751 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007751 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007751 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000007751 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.60%
C000007751 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007751 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000007751 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.80%
C000007751 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.00%
C000007751 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000155892 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.40%
C000155892 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	7.60%
C000155892 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000155892 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155892 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155892 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155892 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155892 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155892 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155892 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155892 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.40%
C000155892 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000155892 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000155892 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.60%
C000155892 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155892 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000155892 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.80%
C000155892 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.00%
C000155892 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007750 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.40%
C000007750 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007750 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007750 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007750 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007750 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007750 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007750 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007750 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007750 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007750 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007750 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007750 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000007750 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.60%
C000007750 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007750 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000007750 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.80%
C000007750 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.00%
C000007750 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000198816 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.40%
C000198816 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	7.60%
C000198816 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000198816 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000198816 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000198816 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000198816 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000198816 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000198816 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000198816 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198816 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.40%
C000198816 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198816 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000198816 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.60%
C000198816 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000198816 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000198816 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.80%
C000198816 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.00%
C000198816 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000113805 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.40%
C000113805 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	7.60%
C000113805 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000113805 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000113805 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000113805 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000113805 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000113805 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000113805 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000113805 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000113805 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.40%
C000113805 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000113805 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000113805 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.60%
C000113805 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000113805 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000113805 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.80%
C000113805 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.00%
C000113805 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000126914 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.40%
C000126914 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	7.60%
C000126914 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000126914 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000126914 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000126914 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000126914 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126914 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000126914 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126914 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000126914 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.40%
C000126914 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000126914 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000126914 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.60%
C000126914 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000126914 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000126914 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.80%
C000126914 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.00%
C000126914 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007745 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000007745 | IssuerImmunovant, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007745 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007745 | IssuerAgilon health, Inc.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007745 | IssuerOpendoor Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007745 | IssuerIonQ, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007745 | IssuerX4 Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007745 | IssuerHealthEquity, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007745 | IssuerCelsius Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007745 | IssuerGRAIL, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007745 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007745 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007745 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007745 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007745 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007745 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	39.20%
C000007745 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.60%
C000007745 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007745 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155889 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000155889 | IssuerImmunovant, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155889 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000155889 | IssuerAgilon health, Inc.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000155889 | IssuerOpendoor Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000155889 | IssuerIonQ, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000155889 | IssuerX4 Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155889 | IssuerHealthEquity, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155889 | IssuerCelsius Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155889 | IssuerGRAIL, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155889 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000155889 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155889 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155889 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155889 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155889 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	39.20%
C000155889 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.60%
C000155889 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	8.30%
C000155889 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007744 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000007744 | IssuerImmunovant, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007744 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007744 | IssuerAgilon health, Inc.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007744 | IssuerOpendoor Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007744 | IssuerIonQ, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007744 | IssuerX4 Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007744 | IssuerHealthEquity, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007744 | IssuerCelsius Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007744 | IssuerGRAIL, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007744 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007744 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007744 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007744 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007744 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007744 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	39.20%
C000007744 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.60%
C000007744 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007744 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000104303 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000104303 | IssuerImmunovant, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000104303 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000104303 | IssuerAgilon health, Inc.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000104303 | IssuerOpendoor Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000104303 | IssuerIonQ, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000104303 | IssuerX4 Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000104303 | IssuerHealthEquity, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000104303 | IssuerCelsius Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000104303 | IssuerGRAIL, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104303 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000104303 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.40%
C000104303 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000104303 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000104303 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000104303 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	39.20%
C000104303 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.60%
C000104303 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	8.30%
C000104303 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000129402 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000129402 | IssuerImmunovant, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129402 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000129402 | IssuerAgilon health, Inc.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000129402 | IssuerOpendoor Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000129402 | IssuerIonQ, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000129402 | IssuerX4 Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129402 | IssuerHealthEquity, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129402 | IssuerCelsius Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000129402 | IssuerGRAIL, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129402 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000129402 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.40%
C000129402 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000129402 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000129402 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000129402 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	39.20%
C000129402 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.60%
C000129402 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	8.30%
C000129402 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000094900 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.20%
C000094900 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000094900 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094900 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	8.80%
C000094900 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000094900 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000094900 | IssuerKeyence Corp.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000094900 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	6.30%
C000094900 | IssuerMoncler SpA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000094900 | IssuerSchneider Electric SE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000094900 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094900 | United States
Holdings [Line Items]
Percent of Total Investments	8.80%
C000094900 | Taiwan
Holdings [Line Items]
Percent of Total Investments	10.20%
C000094900 | India
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094900 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.20%
C000094900 | Italy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000094900 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.90%
C000094900 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.30%
C000094900 | Netherlands
Holdings [Line Items]
Percent of Total Investments	9.70%
C000094900 | Japan
Holdings [Line Items]
Percent of Total Investments	10.50%
C000094900 | France
Holdings [Line Items]
Percent of Total Investments	20.80%
C000155904 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.20%
C000155904 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155904 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155904 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	8.80%
C000155904 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155904 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155904 | IssuerKeyence Corp.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000155904 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	6.30%
C000155904 | IssuerMoncler SpA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000155904 | IssuerSchneider Electric SE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000155904 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	9.00%
C000155904 | United States
Holdings [Line Items]
Percent of Total Investments	8.80%
C000155904 | Taiwan
Holdings [Line Items]
Percent of Total Investments	10.20%
C000155904 | India
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155904 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155904 | Italy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000155904 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155904 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.30%
C000155904 | Netherlands
Holdings [Line Items]
Percent of Total Investments	9.70%
C000155904 | Japan
Holdings [Line Items]
Percent of Total Investments	10.50%
C000155904 | France
Holdings [Line Items]
Percent of Total Investments	20.80%
C000094898 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.20%
C000094898 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000094898 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094898 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	8.80%
C000094898 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000094898 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000094898 | IssuerKeyence Corp.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000094898 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	6.30%
C000094898 | IssuerMoncler SpA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000094898 | IssuerSchneider Electric SE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000094898 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094898 | United States
Holdings [Line Items]
Percent of Total Investments	8.80%
C000094898 | Taiwan
Holdings [Line Items]
Percent of Total Investments	10.20%
C000094898 | India
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094898 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.20%
C000094898 | Italy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000094898 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.90%
C000094898 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.30%
C000094898 | Netherlands
Holdings [Line Items]
Percent of Total Investments	9.70%
C000094898 | Japan
Holdings [Line Items]
Percent of Total Investments	10.50%
C000094898 | France
Holdings [Line Items]
Percent of Total Investments	20.80%
C000094899 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.20%
C000094899 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000094899 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094899 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	8.80%
C000094899 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000094899 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000094899 | IssuerKeyence Corp.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000094899 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	6.30%
C000094899 | IssuerMoncler SpA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000094899 | IssuerSchneider Electric SE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000094899 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094899 | United States
Holdings [Line Items]
Percent of Total Investments	8.80%
C000094899 | Taiwan
Holdings [Line Items]
Percent of Total Investments	10.20%
C000094899 | India
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094899 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.20%
C000094899 | Italy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000094899 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.90%
C000094899 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.30%
C000094899 | Netherlands
Holdings [Line Items]
Percent of Total Investments	9.70%
C000094899 | Japan
Holdings [Line Items]
Percent of Total Investments	10.50%
C000094899 | France
Holdings [Line Items]
Percent of Total Investments	20.80%
C000198826 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.20%
C000198826 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198826 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000198826 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	8.80%
C000198826 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000198826 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000198826 | IssuerKeyence Corp.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000198826 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	6.30%
C000198826 | IssuerMoncler SpA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000198826 | IssuerSchneider Electric SE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000198826 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	9.00%
C000198826 | United States
Holdings [Line Items]
Percent of Total Investments	8.80%
C000198826 | Taiwan
Holdings [Line Items]
Percent of Total Investments	10.20%
C000198826 | India
Holdings [Line Items]
Percent of Total Investments	8.10%
C000198826 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.20%
C000198826 | Italy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000198826 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.90%
C000198826 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.30%
C000198826 | Netherlands
Holdings [Line Items]
Percent of Total Investments	9.70%
C000198826 | Japan
Holdings [Line Items]
Percent of Total Investments	10.50%
C000198826 | France
Holdings [Line Items]
Percent of Total Investments	20.80%
C000007759 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007759 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007759 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007759 | IssuerKeyence Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007759 | IssuerSafran SA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007759 | IssuerDeutsche Boerse AG
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007759 | IssuerShell PLC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007759 | IssuerTotalEnergies SE
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007759 | IssuerAstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007759 | IssuerLondon Stock Exchange Group PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007759 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007759 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007759 | China
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007759 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007759 | Italy
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007759 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007759 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007759 | Japan
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007759 | France
Holdings [Line Items]
Percent of Total Investments	16.10%
C000007759 | Germany
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007759 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	29.80%
C000155894 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155894 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155894 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155894 | IssuerKeyence Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155894 | IssuerSafran SA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155894 | IssuerDeutsche Boerse AG
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155894 | IssuerShell PLC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000155894 | IssuerTotalEnergies SE
Holdings [Line Items]
Percent of Total Investments	3.20%
C000155894 | IssuerAstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155894 | IssuerLondon Stock Exchange Group PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155894 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	6.00%
C000155894 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155894 | China
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155894 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155894 | Italy
Holdings [Line Items]
Percent of Total Investments	7.90%
C000155894 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155894 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.10%
C000155894 | Japan
Holdings [Line Items]
Percent of Total Investments	10.60%
C000155894 | France
Holdings [Line Items]
Percent of Total Investments	16.10%
C000155894 | Germany
Holdings [Line Items]
Percent of Total Investments	7.50%
C000155894 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	29.80%
C000007758 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007758 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007758 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007758 | IssuerKeyence Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007758 | IssuerSafran SA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007758 | IssuerDeutsche Boerse AG
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007758 | IssuerShell PLC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007758 | IssuerTotalEnergies SE
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007758 | IssuerAstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007758 | IssuerLondon Stock Exchange Group PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007758 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007758 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007758 | China
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007758 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007758 | Italy
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007758 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007758 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007758 | Japan
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007758 | France
Holdings [Line Items]
Percent of Total Investments	16.10%
C000007758 | Germany
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007758 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	29.80%
C000113811 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000113811 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000113811 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.10%
C000113811 | IssuerKeyence Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000113811 | IssuerSafran SA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000113811 | IssuerDeutsche Boerse AG
Holdings [Line Items]
Percent of Total Investments	3.40%
C000113811 | IssuerShell PLC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000113811 | IssuerTotalEnergies SE
Holdings [Line Items]
Percent of Total Investments	3.20%
C000113811 | IssuerAstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000113811 | IssuerLondon Stock Exchange Group PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000113811 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	6.00%
C000113811 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000113811 | China
Holdings [Line Items]
Percent of Total Investments	2.90%
C000113811 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.60%
C000113811 | Italy
Holdings [Line Items]
Percent of Total Investments	7.90%
C000113811 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.40%
C000113811 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.10%
C000113811 | Japan
Holdings [Line Items]
Percent of Total Investments	10.60%
C000113811 | France
Holdings [Line Items]
Percent of Total Investments	16.10%
C000113811 | Germany
Holdings [Line Items]
Percent of Total Investments	7.50%
C000113811 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	29.80%
C000126915 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000126915 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000126915 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.10%
C000126915 | IssuerKeyence Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000126915 | IssuerSafran SA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000126915 | IssuerDeutsche Boerse AG
Holdings [Line Items]
Percent of Total Investments	3.40%
C000126915 | IssuerShell PLC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000126915 | IssuerTotalEnergies SE
Holdings [Line Items]
Percent of Total Investments	3.20%
C000126915 | IssuerAstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000126915 | IssuerLondon Stock Exchange Group PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000126915 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	6.00%
C000126915 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000126915 | China
Holdings [Line Items]
Percent of Total Investments	2.90%
C000126915 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.60%
C000126915 | Italy
Holdings [Line Items]
Percent of Total Investments	7.90%
C000126915 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.40%
C000126915 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.10%
C000126915 | Japan
Holdings [Line Items]
Percent of Total Investments	10.60%
C000126915 | France
Holdings [Line Items]
Percent of Total Investments	16.10%
C000126915 | Germany
Holdings [Line Items]
Percent of Total Investments	7.50%
C000126915 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	29.80%
C000085089 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	10.60%
C000085089 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000085089 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000085089 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085089 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085089 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085089 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085089 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000085089 | IssuerSanrio Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085089 | IssuerAsics Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000085089 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	10.70%
C000085089 | United States
Holdings [Line Items]
Percent of Total Investments	10.10%
C000085089 | Taiwan
Holdings [Line Items]
Percent of Total Investments	8.10%
C000085089 | India
Holdings [Line Items]
Percent of Total Investments	9.40%
C000085089 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	21.40%
C000085089 | China
Holdings [Line Items]
Percent of Total Investments	8.20%
C000085089 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085089 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.20%
C000085089 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000085089 | Japan
Holdings [Line Items]
Percent of Total Investments	10.10%
C000085089 | France
Holdings [Line Items]
Percent of Total Investments	8.80%
C000155897 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	10.60%
C000155897 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155897 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000155897 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155897 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155897 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155897 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155897 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000155897 | IssuerSanrio Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155897 | IssuerAsics Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155897 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	10.70%
C000155897 | United States
Holdings [Line Items]
Percent of Total Investments	10.10%
C000155897 | Taiwan
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155897 | India
Holdings [Line Items]
Percent of Total Investments	9.40%
C000155897 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	21.40%
C000155897 | China
Holdings [Line Items]
Percent of Total Investments	8.20%
C000155897 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155897 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.20%
C000155897 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000155897 | Japan
Holdings [Line Items]
Percent of Total Investments	10.10%
C000155897 | France
Holdings [Line Items]
Percent of Total Investments	8.80%
C000085087 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	10.60%
C000085087 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000085087 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000085087 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085087 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085087 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085087 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085087 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000085087 | IssuerSanrio Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085087 | IssuerAsics Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000085087 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	10.70%
C000085087 | United States
Holdings [Line Items]
Percent of Total Investments	10.10%
C000085087 | Taiwan
Holdings [Line Items]
Percent of Total Investments	8.10%
C000085087 | India
Holdings [Line Items]
Percent of Total Investments	9.40%
C000085087 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	21.40%
C000085087 | China
Holdings [Line Items]
Percent of Total Investments	8.20%
C000085087 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085087 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.20%
C000085087 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000085087 | Japan
Holdings [Line Items]
Percent of Total Investments	10.10%
C000085087 | France
Holdings [Line Items]
Percent of Total Investments	8.80%
C000198820 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	10.60%
C000198820 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000198820 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000198820 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000198820 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.80%
C000198820 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000198820 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000198820 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000198820 | IssuerSanrio Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000198820 | IssuerAsics Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198820 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	10.70%
C000198820 | United States
Holdings [Line Items]
Percent of Total Investments	10.10%
C000198820 | Taiwan
Holdings [Line Items]
Percent of Total Investments	8.10%
C000198820 | India
Holdings [Line Items]
Percent of Total Investments	9.40%
C000198820 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	21.40%
C000198820 | China
Holdings [Line Items]
Percent of Total Investments	8.20%
C000198820 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.30%
C000198820 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.20%
C000198820 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000198820 | Japan
Holdings [Line Items]
Percent of Total Investments	10.10%
C000198820 | France
Holdings [Line Items]
Percent of Total Investments	8.80%
C000085088 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	10.60%
C000085088 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000085088 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000085088 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085088 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085088 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085088 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085088 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000085088 | IssuerSanrio Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085088 | IssuerAsics Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000085088 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	10.70%
C000085088 | United States
Holdings [Line Items]
Percent of Total Investments	10.10%
C000085088 | Taiwan
Holdings [Line Items]
Percent of Total Investments	8.10%
C000085088 | India
Holdings [Line Items]
Percent of Total Investments	9.40%
C000085088 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	21.40%
C000085088 | China
Holdings [Line Items]
Percent of Total Investments	8.20%
C000085088 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085088 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.20%
C000085088 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000085088 | Japan
Holdings [Line Items]
Percent of Total Investments	10.10%
C000085088 | France
Holdings [Line Items]
Percent of Total Investments	8.80%
C000126918 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	10.60%
C000126918 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000126918 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000126918 | IssuerMercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000126918 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.80%
C000126918 | IssuerSpotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000126918 | IssuerHermes International SCA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000126918 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000126918 | IssuerSanrio Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000126918 | IssuerAsics Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000126918 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	10.70%
C000126918 | United States
Holdings [Line Items]
Percent of Total Investments	10.10%
C000126918 | Taiwan
Holdings [Line Items]
Percent of Total Investments	8.10%
C000126918 | India
Holdings [Line Items]
Percent of Total Investments	9.40%
C000126918 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	21.40%
C000126918 | China
Holdings [Line Items]
Percent of Total Investments	8.20%
C000126918 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.30%
C000126918 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.20%
C000126918 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000126918 | Japan
Holdings [Line Items]
Percent of Total Investments	10.10%
C000126918 | France
Holdings [Line Items]
Percent of Total Investments	8.80%
C000236930 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000236930 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000236930 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236930 | IssuerKeyence Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000236930 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236930 | IssuerSafran SA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000236930 | IssuerDeutsche Boerse AG
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236930 | IssuerFerrari NV (Euronext NV)
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236930 | IssuerLegrand SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236930 | IssuerAtlas Copco AB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236930 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236930 | United States
Holdings [Line Items]
Percent of Total Investments	10.90%
C000236930 | Taiwan
Holdings [Line Items]
Percent of Total Investments	9.10%
C000236930 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236930 | Italy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236930 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236930 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.60%
C000236930 | Japan
Holdings [Line Items]
Percent of Total Investments	8.90%
C000236930 | France
Holdings [Line Items]
Percent of Total Investments	17.10%
C000236930 | Germany
Holdings [Line Items]
Percent of Total Investments	6.40%
C000236930 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	26.50%
C000236928 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000236928 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000236928 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236928 | IssuerKeyence Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000236928 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236928 | IssuerSafran SA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000236928 | IssuerDeutsche Boerse AG
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236928 | IssuerFerrari NV (Euronext NV)
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236928 | IssuerLegrand SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236928 | IssuerAtlas Copco AB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236928 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236928 | United States
Holdings [Line Items]
Percent of Total Investments	10.90%
C000236928 | Taiwan
Holdings [Line Items]
Percent of Total Investments	9.10%
C000236928 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236928 | Italy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236928 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236928 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.60%
C000236928 | Japan
Holdings [Line Items]
Percent of Total Investments	8.90%
C000236928 | France
Holdings [Line Items]
Percent of Total Investments	17.10%
C000236928 | Germany
Holdings [Line Items]
Percent of Total Investments	6.40%
C000236928 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	26.50%
C000236927 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000236927 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000236927 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236927 | IssuerKeyence Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000236927 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236927 | IssuerSafran SA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000236927 | IssuerDeutsche Boerse AG
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236927 | IssuerFerrari NV (Euronext NV)
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236927 | IssuerLegrand SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236927 | IssuerAtlas Copco AB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236927 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236927 | United States
Holdings [Line Items]
Percent of Total Investments	10.90%
C000236927 | Taiwan
Holdings [Line Items]
Percent of Total Investments	9.10%
C000236927 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236927 | Italy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236927 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236927 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.60%
C000236927 | Japan
Holdings [Line Items]
Percent of Total Investments	8.90%
C000236927 | France
Holdings [Line Items]
Percent of Total Investments	17.10%
C000236927 | Germany
Holdings [Line Items]
Percent of Total Investments	6.40%
C000236927 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	26.50%
C000236929 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000236929 | IssuerL'Oreal SA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000236929 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236929 | IssuerKeyence Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000236929 | IssuerDSV AS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236929 | IssuerSafran SA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000236929 | IssuerDeutsche Boerse AG
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236929 | IssuerFerrari NV (Euronext NV)
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236929 | IssuerLegrand SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236929 | IssuerAtlas Copco AB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236929 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236929 | United States
Holdings [Line Items]
Percent of Total Investments	10.90%
C000236929 | Taiwan
Holdings [Line Items]
Percent of Total Investments	9.10%
C000236929 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236929 | Italy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236929 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.40%
C000236929 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.60%
C000236929 | Japan
Holdings [Line Items]
Percent of Total Investments	8.90%
C000236929 | France
Holdings [Line Items]
Percent of Total Investments	17.10%
C000236929 | Germany
Holdings [Line Items]
Percent of Total Investments	6.40%
C000236929 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	26.50%
C000007737 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007737 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007737 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007737 | IssuerMizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007737 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007737 | IssuerAstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007737 | IssuerCaixaBank SA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007737 | IssuerAIB Group PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007737 | IssuerOTP Bank Nyrt
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007737 | IssuerRoyal Bank of Canada
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007737 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	26.10%
C000007737 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000007737 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007737 | India
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007737 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	12.20%
C000007737 | China
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007737 | Japan
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007737 | France
Holdings [Line Items]
Percent of Total Investments	7.70%
C000007737 | Germany
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007737 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007737 | Canada
Holdings [Line Items]
Percent of Total Investments	6.50%
C000155887 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155887 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000155887 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000155887 | IssuerMizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155887 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	2.80%
C000155887 | IssuerAstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155887 | IssuerCaixaBank SA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000155887 | IssuerAIB Group PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155887 | IssuerOTP Bank Nyrt
Holdings [Line Items]
Percent of Total Investments	2.10%
C000155887 | IssuerRoyal Bank of Canada
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155887 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	26.10%
C000155887 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000155887 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.60%
C000155887 | India
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155887 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	12.20%
C000155887 | China
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155887 | Japan
Holdings [Line Items]
Percent of Total Investments	12.40%
C000155887 | France
Holdings [Line Items]
Percent of Total Investments	7.70%
C000155887 | Germany
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155887 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.50%
C000155887 | Canada
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007736 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007736 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007736 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007736 | IssuerMizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007736 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007736 | IssuerAstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007736 | IssuerCaixaBank SA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007736 | IssuerAIB Group PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007736 | IssuerOTP Bank Nyrt
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007736 | IssuerRoyal Bank of Canada
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007736 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	26.10%
C000007736 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000007736 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007736 | India
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007736 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	12.20%
C000007736 | China
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007736 | Japan
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007736 | France
Holdings [Line Items]
Percent of Total Investments	7.70%
C000007736 | Germany
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007736 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007736 | Canada
Holdings [Line Items]
Percent of Total Investments	6.50%
C000215549 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000215549 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000215549 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000215549 | IssuerMizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000215549 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	2.80%
C000215549 | IssuerAstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000215549 | IssuerCaixaBank SA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000215549 | IssuerAIB Group PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000215549 | IssuerOTP Bank Nyrt
Holdings [Line Items]
Percent of Total Investments	2.10%
C000215549 | IssuerRoyal Bank of Canada
Holdings [Line Items]
Percent of Total Investments	2.00%
C000215549 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	26.10%
C000215549 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000215549 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.60%
C000215549 | India
Holdings [Line Items]
Percent of Total Investments	5.90%
C000215549 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	12.20%
C000215549 | China
Holdings [Line Items]
Percent of Total Investments	4.40%
C000215549 | Japan
Holdings [Line Items]
Percent of Total Investments	12.40%
C000215549 | France
Holdings [Line Items]
Percent of Total Investments	7.70%
C000215549 | Germany
Holdings [Line Items]
Percent of Total Investments	5.00%
C000215549 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.50%
C000215549 | Canada
Holdings [Line Items]
Percent of Total Investments	6.50%
C000113799 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000113799 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000113799 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000113799 | IssuerMizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000113799 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	2.80%
C000113799 | IssuerAstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000113799 | IssuerCaixaBank SA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000113799 | IssuerAIB Group PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000113799 | IssuerOTP Bank Nyrt
Holdings [Line Items]
Percent of Total Investments	2.10%
C000113799 | IssuerRoyal Bank of Canada
Holdings [Line Items]
Percent of Total Investments	2.00%
C000113799 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	26.10%
C000113799 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000113799 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.60%
C000113799 | India
Holdings [Line Items]
Percent of Total Investments	5.90%
C000113799 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	12.20%
C000113799 | China
Holdings [Line Items]
Percent of Total Investments	4.40%
C000113799 | Japan
Holdings [Line Items]
Percent of Total Investments	12.40%
C000113799 | France
Holdings [Line Items]
Percent of Total Investments	7.70%
C000113799 | Germany
Holdings [Line Items]
Percent of Total Investments	5.00%
C000113799 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.50%
C000113799 | Canada
Holdings [Line Items]
Percent of Total Investments	6.50%
C000215548 | IssuerSK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000215548 | IssuerTaiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000215548 | IssuerSamsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000215548 | IssuerMizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000215548 | IssuerASML Holding NV
Holdings [Line Items]
Percent of Total Investments	2.80%
C000215548 | IssuerAstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000215548 | IssuerCaixaBank SA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000215548 | IssuerAIB Group PLC
Holdings [Line Items]
Percent of Total Investments	2.60%
C000215548 | IssuerOTP Bank Nyrt
Holdings [Line Items]
Percent of Total Investments	2.10%
C000215548 | IssuerRoyal Bank of Canada
Holdings [Line Items]
Percent of Total Investments	2.00%
C000215548 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	26.10%
C000215548 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000215548 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.60%
C000215548 | India
Holdings [Line Items]
Percent of Total Investments	5.90%
C000215548 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	12.20%
C000215548 | China
Holdings [Line Items]
Percent of Total Investments	4.40%
C000215548 | Japan
Holdings [Line Items]
Percent of Total Investments	12.40%
C000215548 | France
Holdings [Line Items]
Percent of Total Investments	7.70%
C000215548 | Germany
Holdings [Line Items]
Percent of Total Investments	5.00%
C000215548 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.50%
C000215548 | Canada
Holdings [Line Items]
Percent of Total Investments	6.50%
C000218315 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.70%
C000218315 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	9.90%
C000218315 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218315 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000218315 | IssuerMedline, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218315 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000218315 | IssuerCore & Main, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000218315 | IssuerMadison Air Solutions Corp.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000218315 | IssuerCelsius Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218315 | IssuerVerisk Analytics, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218315 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.00%
C000218315 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218315 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.50%
C000218315 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.10%
C000218315 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.30%
C000218315 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.50%
C000218315 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.90%
C000218315 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	21.00%
C000218315 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000218315 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.10%
C000218315 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218316 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.70%
C000218316 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	9.90%
C000218316 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218316 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000218316 | IssuerMedline, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218316 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000218316 | IssuerCore & Main, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000218316 | IssuerMadison Air Solutions Corp.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000218316 | IssuerCelsius Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218316 | IssuerVerisk Analytics, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218316 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.00%
C000218316 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218316 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.50%
C000218316 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.10%
C000218316 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.30%
C000218316 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.50%
C000218316 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.90%
C000218316 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	21.00%
C000218316 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000218316 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.10%
C000218316 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218317 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.70%
C000218317 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	9.90%
C000218317 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218317 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000218317 | IssuerMedline, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218317 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000218317 | IssuerCore & Main, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000218317 | IssuerMadison Air Solutions Corp.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000218317 | IssuerCelsius Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218317 | IssuerVerisk Analytics, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218317 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.00%
C000218317 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218317 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.50%
C000218317 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.10%
C000218317 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.30%
C000218317 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.50%
C000218317 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.90%
C000218317 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	21.00%
C000218317 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000218317 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.10%
C000218317 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218314 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.70%
C000218314 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	9.90%
C000218314 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218314 | IssuerDoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000218314 | IssuerMedline, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218314 | IssuerQXO, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000218314 | IssuerCore & Main, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000218314 | IssuerMadison Air Solutions Corp.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000218314 | IssuerCelsius Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218314 | IssuerVerisk Analytics, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218314 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.00%
C000218314 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218314 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.50%
C000218314 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.10%
C000218314 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.30%
C000218314 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.50%
C000218314 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.90%
C000218314 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	21.00%
C000218314 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000218314 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.10%
C000218314 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000169221 | IssuerNVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	11.70%
C000169221 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	11.90%
C000169221 | IssuerEli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169221 | IssuerJPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000169221 | IssuerApple, Inc.
Holdings [Line Items]
Percent of Total Investments	10.40%
C000169221 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169221 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000169221 | IssuerGeneral Electric Co.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169221 | IssuerMicron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169221 | IssuerJabil, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169221 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169221 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000169221 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.00%
C000169221 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.20%
C000169221 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000169221 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000169221 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169221 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	39.30%
C000169221 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169221 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169221 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169222 | IssuerNVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	11.70%
C000169222 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	11.90%
C000169222 | IssuerEli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169222 | IssuerJPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000169222 | IssuerApple, Inc.
Holdings [Line Items]
Percent of Total Investments	10.40%
C000169222 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169222 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000169222 | IssuerGeneral Electric Co.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169222 | IssuerMicron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169222 | IssuerJabil, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169222 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169222 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000169222 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.00%
C000169222 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.20%
C000169222 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000169222 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000169222 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169222 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	39.30%
C000169222 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169222 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169222 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169220 | IssuerNVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	11.70%
C000169220 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	11.90%
C000169220 | IssuerEli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169220 | IssuerJPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000169220 | IssuerApple, Inc.
Holdings [Line Items]
Percent of Total Investments	10.40%
C000169220 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169220 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000169220 | IssuerGeneral Electric Co.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169220 | IssuerMicron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169220 | IssuerJabil, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169220 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169220 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000169220 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.00%
C000169220 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.20%
C000169220 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000169220 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000169220 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169220 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	39.30%
C000169220 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169220 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169220 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169223 | IssuerNVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	11.70%
C000169223 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	11.90%
C000169223 | IssuerEli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169223 | IssuerJPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000169223 | IssuerApple, Inc.
Holdings [Line Items]
Percent of Total Investments	10.40%
C000169223 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169223 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000169223 | IssuerGeneral Electric Co.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000169223 | IssuerMicron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169223 | IssuerJabil, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169223 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169223 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000169223 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.00%
C000169223 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.20%
C000169223 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000169223 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000169223 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169223 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	39.30%
C000169223 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169223 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169223 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%
[3]	Amount is less than 0.05%
[4]	Amount is less than 0.05%